Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 16.3%

Security	Principal Amount (000's omitted)*		Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)		1,650	$ 1,566,215
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		5,590	4,296,502
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,583,685
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)		13,910	12,186,498
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		5,985	5,216,886
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)		10	9,481
Series 2021-A, Class B, 2.87%, 5/15/26(1)		6,935	6,813,413
Series 2022-A, Class B, 9.52%, 12/15/26(1)		12,437	12,342,057
Series 2022-A, Class C, 0.00%, 12/15/26(1)		9,900	7,162,877
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	4,498,884
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		657	599,669
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	4,908,842
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	928,756
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	10,928,941
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		6,818	6,359,949
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)		6,921	6,503,765
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,948	1,818,152
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)		5,210	4,192,925
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)		4,391	3,914,725
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)		6,200	5,852,254
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,177	1,037,897
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		3,670	2,673,612
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)		9,772	7,967,501
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		2,082	1,789,373
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		3,602	3,247,942
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)		3,409	3,259,320
Series 2021-3, Class B, 0.76%, 2/26/29(1)		3,137	2,957,840
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)		2,857	2,825,057
Security	Principal Amount (000's omitted)*	Value
Lendingpoint Asset Securitization Trust: (continued)
Series 2022-C, Class A, 6.56%, 2/15/30(1)	11,356	$ 11,309,926
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,093	1,595,209
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	786	506,175
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	373	192,205
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	2,023	1,881,430
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	6,895	5,930,714
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	17	17,018
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	694	603,927
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	581	512,453
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,408	1,176,924
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,754	1,492,077
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	3,273	2,579,519
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	6,328	6,038,752
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	106	101,419
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,344	4,297,930
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	7,854	6,950,489
OneMain Financial Issuance Trust:
Series 2020-1A, Class A, 3.84%, 5/14/32(1)	2,896	2,875,775
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	8,670	8,187,283
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	4,519	4,461,544
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,754,224
Series 2021-A, Class C, 3.44%, 3/8/28(1)	4,091	3,771,263
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	6,606	6,463,484
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,524,888
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,464,998
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	26,691,568
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	3,560	3,317,026
Series 2021-3, Class A, 1.15%, 5/15/29(1)	7,615	7,420,953
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,459,160
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,446,240
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2,261	2,133,534
Series 2022-1, Class A, 2.03%, 10/15/29(1)	14,108	13,550,873
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,118	2,570,876
PMT Issuer Trust, Series 2021-FT1, Class A, 7.388%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	1,360	1,322,068

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/23, 10/15/49(1)(4)	3,300	$ 3,155,886
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,982	1,595,529
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,332	1,756,488
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,502	9,346,594
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,260	1,217,334
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,502	4,013,044
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	3,730	3,367,943
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26,595	25,964,837
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,004,885
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	5,900	5,257,312
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,294	2,819,494
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	913	744,465
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	6,872	6,367,792
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,774	6,909,113
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	2,205	1,767,461
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,354	1,128,449
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,569	3,872,240
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,701	2,382,058
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	4,025	3,149,357
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	24,592	22,567,258
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,276	2,664,164
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,324	1,174,215
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,119	3,109,265
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	3,048	2,814,200
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/15/43(1)	2,110	2,059,927
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,751	2,616,838
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,830	8,920,409
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,209,553
Security	Principal Amount (000's omitted)*	Value
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,908	$ 4,538,081
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,043	1,414,928
Series 2020-A, Class C, 6.657%, 3/15/45(1)	729	491,568
Total Asset-Backed Securities (identified cost $460,709,880)		$ 414,445,629

Collateralized Mortgage Obligations — 6.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$1,048	$ 1,044,994
Series 2021-1A, Class M1B, 6.128%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	1,550	1,532,383
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	9,424	9,350,159
Series 2021-3A, Class A2, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	3,470	3,231,729
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 6/25/42, 8/25/54(1)(4)	8,090	7,105,317
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.439%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	416	416,287
Series 2019-DNA3, Class B2, 12.539%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	2,905	2,959,641
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	283	283,565
Series 2019-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	4,852	4,953,739
Series 2019-HQA3, Class B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	3,974	3,868,391
Series 2019-HQA4, Class B1, 7.339%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,768	2,711,585
Series 2020-HQA2, Class B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,321	5,250,250
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	1,777	1,766,369
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	5,729	5,676,181
Series 2022-HQA1, Class M1A, 6.028%, (30-day average SOFR + 2.10%), 3/25/42(1)(3)	1,464	1,460,494
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 9.639%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	813	836,184
Series 2014-C02, Class 2M2, 6.989%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	392	393,285

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C03, Class 2M2, 7.289%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	$485	$ 488,873
Series 2014-C04, Class 1M2, 9.289%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	5,912	6,209,103
Series 2018-R07, Class 1M2, 6.789%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	332	331,734
Series 2019-R01, Class 2B1, 8.739%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	10,565	10,633,128
Series 2019-R02, Class 1B1, 8.539%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	4,805	4,907,331
Series 2019-R03, Class 1B1, 8.489%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	4,825	4,924,918
Series 2019-R04, Class 2B1, 9.639%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	3,133	3,240,410
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	22,273	21,955,873
Series 2019-R07, Class 1B1, 7.789%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,454	9,225,352
Series 2020-R01, Class 2B1, 7.638%, (1 mo. USD LIBOR + 3.25%), 1/25/40(1)(3)	3,000	2,809,592
Series 2020-R02, Class 2B1, 7.389%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	4,570	4,131,863
Series 2021-R01, Class 1B2, 9.928%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	10,132	9,287,137
Series 2021-R02, Class 2B1, 7.228%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	1,647	1,522,154
Home Re, Ltd.:
Series 2021-1, Class M1B, 5.939%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	2,791	2,778,474
Series 2021-1, Class M2, 7.239%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	2,500	2,291,110
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 5.578%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	1,481	1,478,021
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 7.239%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	7,588	7,446,468
Series 2018-GT2, Class A, 7.039%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	1,555	1,551,252
Series 2022-GT1, Class A, 8.178%, (30-day average SOFR + 4.25%), 5/25/27(1)(3)	4,680	4,435,278
Radnor Re, Ltd., Series 2021-2, Class M1A, 5.778%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	3,612	3,581,975
Total Collateralized Mortgage Obligations (identified cost $159,619,304)		$156,070,599

Commercial Mortgage-Backed Securities — 9.1%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$9,685	$ 7,635,418
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	4,805	3,310,380
BBCMS Mortgage Trust:
Series 2017-DELC, Class A, 5.293%, (1 mo. USD LIBOR + 0.975%), 8/15/36(1)(3)	5,560	5,466,383
Series 2017-DELC, Class F, 7.943%, (1 mo. USD LIBOR + 3.625%), 8/15/36(1)(3)	3,637	3,501,141
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (SOFR + 1.034%), 10/15/36(1)(3)	14,429	14,260,770
Series 2019-XL, Class B, 5.53%, (SOFR + 1.194%), 10/15/36(1)(3)	2,690	2,645,159
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	10,584	10,000,021
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	5,226	4,918,767
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	7,717	7,240,311
Credit Suisse Mortgage Trust:
Series 2018-SITE, Class A, 4.284%, 4/15/36(1)	6,575	6,307,555
Series 2022-NWPT, Class A, 7.478%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,285	5,239,966
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	4,864	4,731,448
Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	6,880	6,619,067
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	17,558,777
Series KG03, Class A2, 1.297%, 6/25/30(2)	4,615	3,693,410
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,551,870
Series KW06, Class A2, 3.80%, 6/25/28(2)	5,335	5,154,379
Series W5FX, Class AFX, 3.214%, 4/25/28(2)	1,896	1,767,200
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	4,982	4,662,413
Series 2018-M4, Class A2, 3.056%, 3/25/28(2)	3,800	3,540,502
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	14,071	13,413,712
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	7,923	7,611,395
Series 2019-M22, Class A2, 2.522%, 8/25/29	11,053	9,801,056
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	11,786,990
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	4,482,402
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.639%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	6,002	5,653,222
Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	6,098	5,655,254

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	$11,545	$ 11,230,470
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	464,416
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	385	38,261
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 5.669%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(3)	2,565	2,461,315
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	8,086	7,739,518
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	10,195	8,158,288
VMC Finance, LLC:
Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	6,306	6,106,141
Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	13,365	12,536,279
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.754%, 8/10/31(1)(2)	1,330	1,168,784
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(2)	2,700	2,259,747
Total Commercial Mortgage-Backed Securities (identified cost $255,243,409)		$232,372,187

Corporate Bonds — 38.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$4,197	$ 4,146,346
6.33%, 7/15/29	5,100	4,966,248
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	4,488	3,851,983
		$ 12,964,577
Communications — 2.2%
AT&T, Inc.:
3.55%, 9/15/55	$20,691	$ 13,898,979
3.65%, 6/1/51	4,905	3,476,817
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	16,467	12,019,060
Comcast Corp.:
2.887%, 11/1/51	6,939	4,487,857
2.937%, 11/1/56	7,567	4,714,161
Nokia Oyj:
4.375%, 6/12/27	5,025	4,752,593
6.625%, 5/15/39	5,100	4,849,776
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	1,877,408
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
SES S.A., 5.30%, 4/4/43(1)	$1,457	$ 1,116,499
T-Mobile USA, Inc.:
2.25%, 11/15/31	4,403	3,474,629
2.55%, 2/15/31	2,306	1,889,407
		$ 56,557,186
Consumer, Cyclical — 3.4%
American Airlines Pass-Through Trust, 4.40%, 3/22/25	$1,338	$ 1,316,293
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,493	12,035,775
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	2,704	2,218,811
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	5,755	5,410,350
7.60%, 7/15/37	2,744	2,323,166
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,670	2,687,248
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	5,100	4,978,238
4.75%, 10/20/28(1)	4,954	4,664,238
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	14,536	9,425,086
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	6,678	6,859,642
General Motors Co., 5.60%, 10/15/32	3,705	3,452,483
General Motors Financial Co., Inc., 4.30%, 4/6/29	7,598	6,820,751
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,528,105
1.80%, 10/1/24	984	922,664
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	4,400	3,623,642
4.375%, 1/15/31(1)(6)	7,749	6,318,382
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	3,835	2,947,677
5.141%, 3/15/52(1)	10,028	7,328,736
		$85,861,287
Consumer, Non-cyclical — 2.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$926,298
4.25%, 11/1/29(1)	5,174	4,648,809
Block Financial, LLC, 3.875%, 8/15/30	7,027	6,164,371
Centene Corp.:
3.375%, 2/15/30	2,435	2,063,967
4.25%, 12/15/27	2,693	2,531,604
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	1,861,585
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	2,965,521
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	3,412,104
CVS Pass-Through Trust, 6.036%, 12/10/28	1,222	1,203,864

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	$10,210	$ 6,019,084
Ford Foundation (The), 2.415%, 6/1/50	6,560	4,157,141
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	3,834,925
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(6)	6,835	5,990,388
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(6)	4,710	3,849,083
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	5,815	4,962,389
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	861,136
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	4,632	3,324,308
3.00%, 10/15/30(1)	1,114	850,540
		$59,627,117
Energy — 0.6%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$2,035	$1,963,016
6.375%, 10/1/30(6)	1,616	1,497,127
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	5,174	4,510,555
5.00%, 1/31/28(1)	7,359	6,635,684
		$14,606,382
Financial — 20.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$813	$750,458
2.875%, 8/14/24(6)	1,878	1,779,202
3.50%, 1/15/25	3,925	3,741,083
4.50%, 9/15/23	4,780	4,749,945
6.50%, 7/15/25	2,742	2,781,004
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,042	2,522,266
Air Lease Corp., 2.875%, 1/15/26	2,543	2,355,716
Ally Financial, Inc., 8.00%, 11/1/31	5,850	6,055,145
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	1,952,037
American National Group, Inc., 6.144%, 6/13/32(1)	6,355	6,029,106
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,311,250
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,352	5,748,179
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(7)	4,000	3,421,631
5.294%, 8/18/27	9,600	9,388,834
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(7)	11,928	10,464,983
1.898% to 7/23/30, 7/23/31(7)	3,540	2,724,687
1.922% to 10/24/30, 10/24/31(7)	1,865	1,428,815
2.087% to 6/14/28, 6/14/29(7)	4,867	4,104,127
2.299% to 7/21/31, 7/21/32(7)	5,365	4,144,523
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
2.456% to 10/22/24, 10/22/25(7)	$8,268	$ 7,817,699
2.551% to 2/4/27, 2/4/28(7)	9,133	8,124,648
3.824% to 1/20/27, 1/20/28(7)	7,533	7,039,944
3.846% to 3/8/32, 3/8/37(7)	17,046	14,158,926
6.204% to 11/10/27, 11/10/28(7)	8,279	8,562,709
BankUnited, Inc., 5.125%, 6/11/30	1,647	1,529,540
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	4,663,334
5.125% to 1/18/28, 1/18/33(1)(7)	1,686	1,516,104
BNP Paribas S.A.:
7.75% to 8/16/29(1)(7)(8)	3,725	3,687,750
9.25% to 11/17/27(1)(7)(8)	5,958	6,226,396
Boston Properties, L.P.:
2.45%, 10/1/33	12,059	8,707,155
6.75%, 12/1/27	4,229	4,367,999
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)(7)	6,559	4,917,638
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	6,199	5,506,684
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,400,716
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(7)	5,920	5,072,870
4.20%, 10/29/25	2,950	2,853,804
CI Financial Corp.:
3.20%, 12/17/30	5,188	3,946,264
4.10%, 6/15/51	7,934	4,701,502
Citigroup, Inc.:
2.572% to 6/3/30, 6/3/31(7)	8,550	6,934,020
3.106% to 4/8/25, 4/8/26(7)	4,706	4,458,604
3.785% to 3/17/32, 3/17/33(7)	8,060	6,915,293
3.887% to 1/10/27, 1/10/28(7)	5,045	4,721,571
4.00% to 12/10/25(7)(8)	3,895	3,402,750
6.27% to 11/17/32, 11/17/33(7)	8,098	8,379,871
Corporate Office Properties, L.P., 2.90%, 12/1/33	4,246	3,023,734
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	4,337	4,163,550
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,158	5,070,727
EPR Properties:
3.75%, 8/15/29	6,930	5,438,517
4.50%, 6/1/27	6,725	5,895,830
4.95%, 4/15/28	1,484	1,268,477
Extra Space Storage, L.P., 2.55%, 6/1/31	4,159	3,263,802
GA Global Funding Trust, 2.25%, 1/6/27(1)	11,309	9,970,023
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	10,748	7,909,014
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(7)	11,226	9,830,491
2.64% to 2/24/27, 2/24/28(7)	3,000	2,675,430

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	$13,833	$ 12,037,338
3.75%, 9/15/30(1)	6,000	4,419,694
6.00%, 4/15/25(1)(6)	6,528	6,332,160
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(7)	9,071	7,867,765
7.39% to 11/3/27, 11/3/28(7)	12,130	12,769,589
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	2,208	2,254,305
8.248% to 11/21/32, 11/21/33(1)(7)	8,690	8,840,642
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	9,770	8,052,385
5.00%, 7/15/28(1)	1,050	944,948
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(7)	8,125	7,044,696
1.578% to 4/22/26, 4/22/27(7)	8,750	7,698,374
2.739% to 10/15/29, 10/15/30(7)	4,603	3,869,838
4.586% to 4/26/32, 4/26/33(7)	2,309	2,144,204
4.851% to 7/25/27, 7/25/28(7)	10,349	10,105,024
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	3,216,386
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	2,785	1,774,384
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	5,399	4,405,368
Life Storage, L.P., 2.40%, 10/15/31(6)	6,172	4,763,218
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	3,355	2,719,849
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(7)	4,701	4,500,930
Newmark Group, Inc., 6.125%, 11/15/23	3,000	2,976,427
OneMain Finance Corp., 3.50%, 1/15/27	10,150	8,416,583
Radian Group, Inc., 4.875%, 3/15/27	5,757	5,284,720
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	1,059	909,535
3.875%, 3/1/31(1)	7,015	5,371,038
Sabra Health Care, L.P., 3.20%, 12/1/31	9,535	7,116,465
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(7)	5,461	5,537,536
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,502,995
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(7)	4,545	4,263,226
9.375% to 11/22/27(1)(7)(8)	3,472	3,571,692
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(7)	2,554	2,411,363
1.456% to 1/14/26, 1/14/27(1)(7)	4,010	3,481,883
1.822% to 11/23/24, 11/23/25(1)(7)	3,977	3,635,104
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,158,150
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Sun Communities Operating, L.P.:
2.70%, 7/15/31	$3,395	$ 2,687,952
4.20%, 4/15/32	7,362	6,504,133
Swedbank AB, 5.337%, 9/20/27(1)	7,180	7,132,938
Synchrony Bank, 5.625%, 8/23/27	9,909	9,671,844
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(7)	6,445	5,985,493
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,024	2,687,589
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	12,137	12,652,823
Truist Financial Corp., 5.10% to 3/1/30(7)(8)	4,856	4,516,080
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	6,300	4,757,436
4.375% to 2/10/31(1)(7)(8)	2,686	2,047,427
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)	2,617	2,131,308
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(7)	3,746	2,793,635
		$518,542,849
Government - Multinational — 4.6%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$5,185,623
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,183,797
European Investment Bank:
1.625%, 5/13/31	14,990	12,539,661
2.375%, 5/24/27	17,185	15,975,834
2.875%, 6/13/25(1)	42,948	41,474,805
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,611,750
International Bank for Reconstruction & Development:
0.875%, 7/15/26	5,000	4,448,508
3.125%, 11/20/25	12,050	11,646,011
3.829%, (SOFR + 0.13%), 1/13/23(3)	10,100	10,100,054
International Finance Corp., 4.414%, (SOFR + 0.09%), 4/3/24(3)	4,067	4,064,472
		$118,230,515
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$11,624,082
		$11,624,082
Industrial — 1.1%
Imola Merger Corp., 4.75%, 5/15/29(1)	$7,100	$6,174,363
Jabil, Inc.:
3.00%, 1/15/31	9,437	7,834,088
3.60%, 1/15/30	6,161	5,423,375
Owens Corning, 3.95%, 8/15/29	6,455	5,880,603

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$3,200	$ 3,094,993
		$ 28,407,422
Other Revenue — 0.3%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 8,156,970
		$ 8,156,970
Technology — 1.0%
DXC Technology Co., 2.375%, 9/15/28(6)	$2,648	$ 2,233,852
Kyndryl Holdings, Inc.:
2.05%, 10/15/26	7,102	5,802,953
2.70%, 10/15/28	4,323	3,251,133
Seagate HDD Cayman:
4.091%, 6/1/29	2,481	2,060,440
5.75%, 12/1/34(6)	6,242	5,303,547
9.625%, 12/1/32(1)	5,596	6,145,192
		$24,797,117
Utilities — 1.3%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$6,781,820
American Water Capital Corp., 2.30%, 6/1/31	639	525,724
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	1,956,209
Enel Finance International N.V., 1.375%, 7/12/26(1)	11,675	10,075,142
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,308,664
4.25%, 7/15/49	4,815	4,109,605
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	324	302,903
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	2,788,763
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	4,605,221
		$33,454,051
Total Corporate Bonds (identified cost $1,110,207,214)		$972,829,555

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$5,000	$ 4,728,700
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,728,700

Preferred Stocks — 0.4%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(11)
NuStar Energy, L.P., Series B, 10.41%, (3 mo. USD LIBOR + 5.643%)(3)(6)	76,679	$ 1,562,718
		$ 1,562,718
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	97,843	$ 1,323,816
Series A2, 6.375%	211,400	3,215,394
		$ 4,539,210
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	304,275	$4,418,073
6.25%	40,000	638,800
		$5,056,873
Total Preferred Stocks (identified cost $18,228,503)		$11,158,801

Senior Floating-Rate Loans — 1.3%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,085	$ 4,834,183
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	5,925	5,810,819
		$ 10,645,002
IT Services — 0.1%
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$1,294	$ 1,154,770
		$ 1,154,770
Software — 0.5%
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,683	$ 5,451,451
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	3,129	3,091,211
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	613	610,823
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	4,617	4,505,105
		$13,658,590

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.3%
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$6,749	$ 6,634,859
		$ 6,634,859
Total Senior Floating-Rate Loans (identified cost $33,025,214)		$ 32,093,221

Sovereign Government Bonds — 1.5%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 2,861,523
1.00%, 10/1/26	25,266	22,468,501
1.75%, 9/14/29	14,365	12,417,145
Total Sovereign Government Bonds (identified cost $43,080,845)		$ 37,747,169

Taxable Municipal Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Commonwealth of Massachusetts, 5.456%, 12/1/39(13)	$750	$ 788,812
Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	3,750	3,923,100
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,635,599
New York City, NY, 5.206%, 10/1/31(13)	1,030	1,042,442
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	2,686,048
		$ 12,076,001
Special Tax Revenue — 1.0%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$5,145,176
2.484%, 6/1/27	3,980	3,606,079
2.534%, 6/1/28	4,980	4,413,226
2.584%, 6/1/29	2,715	2,356,484
2.984%, 6/1/33	3,060	2,528,509
3.034%, 6/1/34	2,195	1,791,340
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	3,800	3,864,752
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(13)	3,380	3,503,979
		$27,209,545
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,016,192
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,026,040
Green Bonds, 2.184%, 9/1/31	1,985	1,578,710
Green Bonds, 2.264%, 9/1/32	1,780	1,387,617
Green Bonds, 2.344%, 9/1/33	1,945	1,489,850
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,683,808
Green Bonds, 1.701%, 5/1/31	1,925	1,495,783
Green Bonds, 1.951%, 5/1/34	1,120	818,574
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	16,138,395
		$27,634,969
Total Taxable Municipal Obligations (identified cost $78,943,179)		$66,920,515

U.S. Government Agencies and Instrumentalities — 0.9%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$778	$ 768,485
2.668%, 8/1/24	2,726	2,640,444
2.738%, 8/1/25	2,726	2,608,877
3.435%, 8/1/34	3,105	2,735,112
3.485%, 8/1/35	1,745	1,518,423
3.535%, 8/1/36	929	794,353
3.585%, 8/1/37	3,215	2,727,147
3.635%, 8/1/38	657	555,507
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,584	1,423,449
2.36%, 10/15/29	1,311	1,202,440
3.22%, 9/15/29	2,036	1,925,224
3.52%, 9/20/32	4,535	4,309,660
Total U.S. Government Agencies and Instrumentalities (identified cost $26,194,826)		$23,209,121

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 12.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$1,423	$ 1,319,480
Federal National Mortgage Association:
4.00%, 30-Year, TBA(14)	159,545	149,797,718
4.50%, 30-Year, TBA(14)	64,326	62,014,281
5.00%, 30-Year, TBA(14)	47,779	47,122,060
5.50%, 30-Year, TBA(14)	9,760	9,790,504
Pool #AN1909, 2.68%, 7/1/26	2,923	2,750,224
Pool #BM3990, 4.00%, 3/1/48	3,504	3,354,127
Pool #FM1867, 3.00%, 11/1/49	4,455	3,967,836
Pool #FM6803, 2.00%, 4/1/51	3,881	3,212,625
Pool #FM7023, 3.00%, 7/1/49	3,260	2,907,509
Pool #MA3149, 4.00%, 10/1/47	4,070	3,901,997
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,336	4,585,057
Pool #CB8627, 2.50%, 4/20/51	2,337	2,016,173
Pool #CB8628, 2.50%, 4/20/51	2,356	2,031,383
Pool #CB8629, 2.50%, 4/20/51	8,182	7,016,929
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $316,354,429)		$305,787,903

U.S. Treasury Obligations — 13.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$8,915	$ 5,800,670
1.375%, 8/15/50	28,000	15,568,985
1.625%, 11/15/50	7,891	4,698,073
1.875%, 2/15/41	14,844	10,499,811
1.875%, 11/15/51	5,814	3,684,395
2.00%, 11/15/41	7,400	5,287,387
2.00%, 8/15/51	18,800	12,316,203
2.375%, 2/15/42	134,837	103,015,995
2.875%, 5/15/49	4,593	3,697,940
2.875%, 5/15/52	4,425	3,546,914
4.00%, 11/15/42(6)	4,000	3,917,500
4.00%, 11/15/52	18,125	18,156,152
U.S. Treasury Notes:
0.125%, 6/30/23	44,000	43,024,784
0.375%, 9/30/27	1,775	1,496,616
0.75%, 11/15/24	1,510	1,409,609
1.125%, 1/15/25	5,054	4,730,426
1.375%, 9/30/23	13,375	13,049,513
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.50%, 3/31/23	$16,000	$ 15,887,753
1.50%, 1/31/27	14,503	13,096,322
1.75%, 5/15/23	6,000	5,937,294
1.875%, 2/28/27	6,372	5,836,852
1.875%, 2/15/32	3,529	2,994,825
2.125%, 3/31/24	6,346	6,149,299
2.375%, 3/31/29	2,500	2,273,584
2.625%, 4/15/25	4,604	4,432,069
3.125%, 8/31/29	7,894	7,495,137
3.875%, 9/30/29	7,683	7,629,579
4.125%, 11/15/32	6,100	6,226,289
4.50%, 11/15/25	7,350	7,395,363
Total U.S. Treasury Obligations (identified cost $362,333,328)		$339,255,339

Short-Term Investments — 8.4%
Affiliated Fund — 7.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(15)	197,817,224	$ 197,817,224
Total Affiliated Fund (identified cost $197,817,224)		$ 197,817,224
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(16)	17,300,750	$ 17,300,750
Total Securities Lending Collateral (identified cost $17,300,750)		$ 17,300,750
Total Short-Term Investments (identified cost $215,117,974)		$ 215,117,974
Total Investments — 110.2% (identified cost $3,084,058,105)		$2,811,736,713
Other Assets, Less Liabilities — (10.2)%		$ (260,560,621)
Net Assets — 100.0%		$2,551,176,092

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $1,036,522,688 or 40.6% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $16,763,562 and the total market value of the collateral received by the Fund was $17,328,519, comprised of cash of $17,300,750 and U.S. government and/or agencies securities of $27,769.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	May be deemed to be an affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $4,728,700, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(11)	Amount is less than 0.05%.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(16)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,960,055	CAD	5,298,108	Citibank, N.A.	2/28/23	$45,536	$ —
						$45,536	$ —
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)	$13,950	5.00% (pays quarterly)(1)	12/20/27	$(101,706)	$(321,270)	$(422,976)
Total				$(101,706)	$(321,270)	$(422,976)

* The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	803	Long	3/31/23	$164,677,735	$215,593
U.S. 10-Year Treasury Note	549	Long	3/22/23	61,650,984	(965,618)
U.S. Long Treasury Bond	477	Long	3/22/23	59,788,969	(3,692)
U.S. Ultra-Long Treasury Bond	272	Long	3/22/23	36,533,000	161,265
U.S. 5-Year Treasury Note	(824)	Short	3/31/23	(88,934,063)	13,962
U.S. Ultra 10-Year Treasury Note	(62)	Short	3/22/23	(7,333,438)	35,495
					$(542,995)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated, was $210,285,442, which represents 8.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.518%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$22,340,439	$ —	$ (22,473,000)	$63,777	$ 69,480	$ —	$ 30,050	$ —
Series 2017-CLS, Class B, 3.668%, (1 mo. USD LIBOR + 0.85%), 11/15/34	3,974,132	—	(4,000,000)	605	25,263	—	5,706	—
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR+ 1.65%), 5/15/36	7,888,782	—	—	—	(149,264)	7,739,518	104,900	8,085,726
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	4,643,800	—	—	—	84,900	4,728,700	18,750	5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	51,806,940	412,781,437	(266,771,153)	—	—	197,817,224	674,949	197,817,224
Total				$64,382	$30,379	$210,285,442	$834,355

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Bond Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$414,445,629	$ —	$414,445,629
Collateralized Mortgage Obligations	—	156,070,599	—	156,070,599
Commercial Mortgage-Backed Securities	—	232,372,187	—	232,372,187
Corporate Bonds	—	972,829,555	—	972,829,555
High Social Impact Investments	—	4,728,700	—	4,728,700
Preferred Stocks	11,158,801	—	—	11,158,801
Senior Floating-Rate Loans	—	32,093,221	—	32,093,221
Sovereign Government Bonds	—	37,747,169	—	37,747,169
Taxable Municipal Obligations	—	66,920,515	—	66,920,515
U.S. Government Agencies and Instrumentalities	—	23,209,121	—	23,209,121
U.S. Government Agency Mortgage-Backed Securities	—	305,787,903	—	305,787,903
U.S. Treasury Obligations	—	339,255,339	—	339,255,339
Short-Term Investments:
Affiliated Fund	197,817,224	—	—	197,817,224
Securities Lending Collateral	17,300,750	—	—	17,300,750
Total Investments	$226,276,775	$2,585,459,938	$ —	$2,811,736,713
Forward Foreign Currency Exchange Contracts	$ —	$45,536	$ —	$45,536
Futures Contracts	426,315	—	—	426,315
Total	$226,703,090	$2,585,505,474	$ —	$2,812,208,564
Liability Description
Futures Contracts	$(969,310)	$ —	$ —	$(969,310)
Swap Contracts	—	(101,706)	—	(101,706)
Total	$(969,310)	$(101,706)	$ —	$(1,071,016)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.